Receivables and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Components of receivables and other current assets

	Notes	December 31, 2025	December 31, 2024
Government receivables and investments		$56.8	$26.7
Gold receivables		0.2	3.1
Other receivables		3.9	4.9
Total receivables		60.9	34.7
Short-term investments		1.0	1.0
Prepaid expenses		15.4	13.2
Hedge derivatives	20(b)(i)	2.3	—
		$79.6	$48.9